United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7193

(Investment Company Act File Number)

Federated Institutional Trust

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  10/31/10

Date of Reporting Period:  Quarter ended 7/31/10

Item 1.                      Schedule of Investments

Federated Institutional High Yield Bond Fund

Portfolio of Investments

July 31, 2010 (unaudited)

Principal Amount or Shares			Value
		Corporate Bonds – 75.0%
		Aerospace/Defense – 1.0%
$650,000		Alliant Techsystems, Inc., Sr. Sub. Note, 6.75%, 4/1/2016	651,625
850,000	[1,2]	Altegrity, Inc., Company Guarantee, 10.50%, 11/1/2015	837,250
275,000	[1,2]	Altegrity, Inc., Company Guarantee, 11.75%, 5/1/2016	265,375
100,000		Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes, Sr. Sub. Note, (Series WI), 9.75%, 4/1/2017	62,500
75,000		L-3 Communications Holdings, Inc., Sr. Sub. Note, (Series B), 6.375%, 10/15/2015	77,250
175,000		L-3 Communications Holdings, Inc., Sr. Sub. Note, 5.875%, 1/15/2015	179,375
475,000	[1,2]	ManTech International Corp., Sr. Note, 7.25%, 4/15/2018	486,875
250,000	[1,2]	Sequa Corp., Sr. Note, 11.75%, 12/1/2015	250,937
122,035	[1,2]	Sequa Corp., Sr. Deb., 13.50%, 12/1/2015	124,476
300,000		TransDigm, Inc., Sr. Sub. Note, 7.75%, 7/15/2014	310,500
600,000		TransDigm, Inc., Sr. Sub. Note, (Series WI), 7.75%, 7/15/2014	621,000
		TOTAL	3,867,163
		Automotive – 4.1%
75,000	[1,2]	Accuride Corp., 1st Priority Sr. Secd. Note, (Series 144A), 9.50%, 8/1/2018	76,875
1,025,000	[1,2]	Affinia Group, Inc., Sr. Secd. Note, 10.75%, 8/15/2016	1,148,000
750,000	[1,2]	American Axle & Manufacturing Holdings, Inc., Sr. Sub. Note, 9.25%, 1/15/2017	811,875
825,000		ArvinMeritor, Inc., Company Guarantee, 10.625%, 3/15/2018	903,375
700,000	[1,2]	Cooper-Standard Automotive, Inc., Sr. Note, (Series 144A), 8.50%, 5/1/2018	728,000
1,125,000		Ford Motor Credit Co., Sr. Note, 7.00%, 4/15/2015	1,164,864
700,000		Ford Motor Credit Co., Sr. Note, 8.00%, 6/1/2014	742,064
2,725,000		Ford Motor Credit Co., Sr. Unsecd. Note, 8.00%, 12/15/2016	2,912,303
1,775,000		Ford Motor Credit Co., Sr. Unsecd. Note, 8.125%, 1/15/2020	1,901,703
525,000	[3,4]	General Motors Corp., Deb., 7.40%, 9/1/2025	173,250
175,000		Lear Corp., Company Guarantee, 7.875%, 3/15/2018	182,875
175,000		Lear Corp., Company Guarantee, 8.125%, 3/15/2020	182,875
600,000		Navistar International Corp., Sr. Note, 8.25%, 11/1/2021	637,500
625,000	[1,2]	TRW Automotive, Inc., Sr. Note, (Series 144A), 8.875%, 12/1/2017	668,750
400,000	[1,2]	Tenneco Automotive, Inc., Sr. Note, (Series 144A), 7.75%, 8/15/2018	407,000
1,650,000		Tenneco Automotive, Inc., Sr. Sub. Note, 8.625%, 11/15/2014	1,707,750
1,675,000		United Components, Inc., Sr. Sub. Note, 9.375%, 6/15/2013	1,708,500
		TOTAL	16,057,559
		Building Materials – 1.6%
475,000	[1,2]	Building Materials Corp. of America, Sr. Note, 7.50%, 3/15/2020	476,188
725,000		Goodman Global Holdings, Inc., Company Guarantee, 13.50%, 2/15/2016	802,031
1,500,000	[1,2]	Goodman Global Holdings, Inc., Sr. Disc. Note, 12.481%, 12/15/2014	945,000
1,625,000		Norcraft Cos. LLC, Sr. Secd. Note, (Series WI), 10.50%, 12/15/2015	1,714,375
284,000		Norcraft Holdings LP, Sr. Disc. Note, 9.75%, 9/1/2012	267,315
925,000		Nortek Holdings, Inc., Sr. Secd. Note, 11.00%, 12/1/2013	992,062
900,000		Ply Gem Industries, Inc., Sr. Secd. Note, 11.75%, 6/15/2013	960,750
		TOTAL	6,157,721
		Chemicals – 2.7%
200,000		Ashland, Inc., Company Guarantee, 9.125%, 6/1/2017	228,250
175,000		CF Industries Holdings, Inc., Sr. Unsecd. Note, 7.125%, 5/1/2020	187,250
250,000	[1,3,4]	Chemtura Corp., Sr. Note, 6.875%, 6/1/2016	280,000
775,000		Compass Minerals International, Inc., Company Guarantee, 8.00%, 6/1/2019	789,531

Principal Amount or Shares			Value
$1,500,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 8.875%, 2/1/2018	1,453,125
500,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 9.75%, 11/15/2014	500,625
1,225,000	[1,2]	Huntsman International LLC, Company Guarantee, Series 144A, 5.50%, 6/30/2016	1,133,125
850,000	[1,2]	Huntsman International LLC, Sr. Sub., (Series 144A), 8.625%, 3/15/2020	835,125
500,000		Koppers Holdings, Inc., Company Guarantee, (Series WI), 7.875%, 12/1/2019	520,000
375,000		Nalco Co., Sr. Note, 8.25%, 5/15/2017	405,000
1,350,000		Nalco Co., Sr. Sub. Note, 8.875%, 11/15/2013	1,388,812
750,000	[1,2]	Oxea Finance, Sr. Secd. Note, (Series 144A), 9.50%, 7/15/2017	800,959
1,275,000		Solutia, Inc., Company Guarantee, 8.75%, 11/1/2017	1,396,125
500,000		Solutia, Inc., Sr. Note, 7.875%, 3/15/2020	529,375
75,000		Union Carbide Corp., Deb., 7.50%, 6/1/2025	74,414
		TOTAL	10,521,716
		Construction Machinery – 0.4%
400,000	[1,2]	Case New Holland, Sr. Note, 7.875%, 12/1/2017	421,000
175,000		Rental Service Corp., Sr. Note, (Series WI), 10.25%, 11/15/2019	179,813
525,000		Rental Service Corp., Sr. Note, 9.50%, 12/1/2014	542,062
350,000	[1,2]	Rental Service Corp., Sr. Secd. Note, 10.00%, 7/15/2017	390,250
		TOTAL	1,533,125
		Consumer Products – 4.2%
675,000	[1,2]	AAC Group Holding Corp., Sr. Disc. Note, 10.25%, 10/1/2012	668,250
87,350		AAC Group Holding Corp., Sr. PIK Deb., 16.75%, 10/1/2012	83,965
725,000	[1,2]	American Achievement Corp., Sr. Sub. Note, 8.25%, 4/1/2012	719,563
1,500,000		Central Garden & Pet Co., Sr. Sub., 8.25%, 3/1/2018	1,530,000
1,475,000		Easton Bell Sports Inc., Sr. Secd. Note, 9.75%, 12/1/2016	1,559,813
725,000		Jarden Corp., Sr. Sub. Note, 7.50%, 5/1/2017	748,563
400,000		Jarden Corp., Sr. Unsecd. Note, 8.00%, 5/1/2016	422,000
1,025,000		Jostens Holding Corp., Discount Bond, 10.25%, 12/1/2013	1,055,750
1,700,000		Jostens IH Corp., Sr. Sub. Note, 7.625%, 10/1/2012	1,710,625
400,000	[1,2]	Libbey Glass, Inc., Sr. Secd. Note, (Series 144A), 10.00%, 2/15/2015	428,000
472,000	[1,2]	Sealy Mattress Co., Sr. Secd. Note, (Series 144A), 10.875%, 4/15/2016	531,000
1,775,000		Sealy Mattress Co., Sr. Sub. Note, 8.25%, 6/15/2014	1,797,187
1,725,000	[1,2]	Simmons Co., Company Guarantee, (Series 144A), 11.25%, 7/15/2015	1,867,312
1,531,000		Spectrum Brands, Inc., Bond, 12.00%, 8/28/2019	1,718,547
450,000	[1,2]	Spectrum Brands, Inc., Sr. Secd. Note, 9.50%, 6/15/2018	475,313
1,125,000		Visant Holding Corp., Sr. Note, 8.75%, 12/1/2013	1,153,125
		TOTAL	16,469,013
		Energy – 3.1%
1,275,000	[1,2]	ATP Oil & Gas Corp., Sr. Secd. 2nd Priority Note, 11.875%, 5/1/2015	949,875
1,100,000		Basic Energy Services, Inc., Company Guarantee, 7.125%, 4/15/2016	1,001,000
1,175,000	[1,2]	CVR Energy, Inc., 2nd Priority Sr. Secd. Note, (Series 144A), 10.875%, 4/1/2017	1,192,625
325,000		Chesapeake Energy Corp., Sr. Note, 9.50%, 2/15/2015	366,437
275,000		Cie Generale de Geophysique, Company Guarantee, 7.50%, 5/15/2015	270,875
525,000		Cie Generale de Geophysique, Company Guarantee, 9.50%, 5/15/2016	555,844
875,000		Cie Generale de Geophysique, Sr. Unsecd. Note, 7.75%, 5/15/2017	857,500
975,000		Complete Production Services, Inc., Sr. Note, 8.00%, 12/15/2016	992,062
275,000		Denbury Resources, Inc., Sr. Sub. Note, 9.75%, 3/1/2016	304,219
374,000		Denbury Resources, Inc., Sr. Sub., 8.25%, 2/15/2020	401,115
300,000		Forest Oil Corp., Sr. Note, 7.25%, 6/15/2019	305,250
275,000	[1,2]	Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Note, 7.75%, 11/1/2015	281,875

Principal Amount or Shares			Value
$425,000		Linn Energy LLC, Note, Company Guarantee, 11.75%, 5/15/2017	493,000
1,075,000	[1,2]	Linn Energy LLC, Sr. Note, (Series 144A), 8.625%, 4/15/2020	1,147,562
1,500,000	[1,2]	McJunkin Red Man Corp., Sr. Secd. Note, (Series 144A), 9.50%, 12/15/2016	1,485,000
75,000		Pioneer Natural Resources, Inc., Bond, 6.875%, 5/1/2018	78,633
50,000		Plains Exploration & Production Co., Sr. Note, 7.00%, 3/15/2017	49,688
150,000		Plains Exploration & Production Co., Sr. Note, 7.625%, 6/1/2018	153,000
250,000		Plains Exploration & Production Co., Sr. Note, 7.75%, 6/15/2015	255,000
50,000		Range Resources Corp., Sr. Sub. Note, 6.375%, 3/15/2015	50,938
100,000	[1,2]	Sandridge Energy, Inc., Company Guarantee, 8.00%, 6/1/2018	100,500
750,000	[1,2]	Sandridge Energy, Inc., Sr. Unsecd. Note, 9.875%, 5/15/2016	802,500
150,000		Southwestern Energy Co., Sr. Note, 7.50%, 2/1/2018	168,750
		TOTAL	12,263,248
		Entertainment – 1.2%
950,000	[1,2]	Cedar Fair LP, Sr. Unsecd. Note, 9.125%, 8/1/2018	971,375
825,000		Cinemark USA, Inc., Company Guarantee, 8.625%, 6/15/2019	862,125
150,000	[1,3,4,5]	Hard Rock Park Operations LLC, Sr. Secd. Note, 1.00%, 4/1/2012	0
675,000		Regal Cinemas, Inc., Company Guarantee, 8.625%, 7/15/2019	702,000
975,000	[1,2]	Universal City Development Partners Ltd., Sr. Note, (Series 144A), 8.875%, 11/15/2015	1,009,125
975,000	[1,2]	Universal City Development Partners Ltd., Sr. Sub. Note, (Series 144A), 10.875%, 11/15/2016	1,053,000
		TOTAL	4,597,625
		Environmental – 0.0%
100,000		Browning-Ferris Industries, Inc., Deb., 9.25%, 5/1/2021	119,750
		Financial Institutions – 4.5%
925,000		Ally Financial, Inc., Company Guarantee, 6.875%, 9/15/2011	948,125
700,000		Ally Financial, Inc., Company Guarantee, 7.00%, 2/1/2012	722,750
432,000		Ally Financial, Inc., Company Guarantee, 8.00%, 11/1/2031	423,900
1,750,000	[1,2]	Ally Financial, Inc., Company Guarantee, 8.30%, 2/12/2015	1,846,250
725,000	[1,2]	Ally Financial, Inc., Sr. Unsecd. Note, (Series 144A), 8.00%, 3/15/2020	749,469
1,825,000		CIT Group, Inc., Sr. Secd. Note, 10.25%, 5/1/2017	1,893,437
4,700,000		CIT Group, Inc., Sr. Secd. Note, 7.00%, 5/1/2017	4,453,250
1,050,000	[1,2]	International Lease Finance Corp., Sr. Note, (Series 144A), 8.625%, 9/15/2015	1,071,000
2,400,000	[1,2]	International Lease Finance Corp., Sr. Note, (Series 144A), 8.75%, 3/15/2017	2,454,000
225,000		iPayment Holdings, Inc., Sr. Sub. Note, (Series WI), 9.75%, 5/15/2014	207,281
750,000		Lender Processing Services, Sr. Note, 8.125%, 7/1/2016	798,750
2,200,000		Nuveen Investments, Company Guarantee, 10.50%, 11/15/2015	2,172,500
		TOTAL	17,740,712
		Food & Beverage – 3.0%
1,175,000		Aramark Corp., Sr. Note, 8.50%, 2/1/2015	1,220,531
100,000		Aramark Services, Inc., Floating Rate Note - Sr. Note, 3.844%, 2/1/2015	92,500
950,000		B&G Foods, Inc., Sr. Note, 7.625%, 1/15/2018	984,438
1,750,000		Dean Foods Co., Company Guarantee, 7.00%, 6/1/2016	1,684,375
1,125,000	[1,2]	Michael Foods, Inc., Sr. Note, (Series 144A), 9.75%, 7/15/2018	1,186,875
600,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Note, (Series WI), 9.25%, 4/1/2015	623,250
550,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Sub. Note, (Series WI), 10.625%, 4/1/2017	589,875
775,000	[1,2]	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Unsecd. Note, 9.25%, 4/1/2015	805,031
1,030,000	[1,2]	Reddy Ice Corp., Sr. Secd. Note, (Series 144A), 13.25%, 11/1/2015	1,019,700
875,000	[1,2]	Reddy Ice Group, Inc., Sr. Secd. Note, (Series 144A), 11.25%, 3/15/2015	918,750
525,000		Smithfield Foods, Inc., Note, 7.75%, 5/15/2013	528,938
250,000		Smithfield Foods, Inc., Sr. Note, 7.75%, 7/1/2017	245,313

Principal Amount or Shares			Value
$1,000,000	[1,2]	Smithfield Foods, Inc., Sr. Unsecd. Note, 10.00%, 7/15/2014	1,122,500
950,000		TreeHouse Foods, Inc., Sr. Unsecd. Note, 7.75%, 3/1/2018	1,005,812
		TOTAL	12,027,888
		Gaming – 4.5%
825,000		American Casino & Entertainment, Sr. Secd. Note, 11.00%, 6/15/2014	811,594
1,125,000		Ameristar Casinos, Inc., Company Guarantee, 9.25%, 6/1/2014	1,206,562
525,000		Global Cash Access LLC, Sr. Sub. Note, 8.75%, 3/15/2012	517,125
975,000	[1,2]	Great Canadian Gaming Corp., Company Guarantee, 7.25%, 2/15/2015	984,750
1,500,000		Harrah's Operating Co., Inc., Sr. Secd. Note, 11.25%, 6/1/2017	1,627,500
175,000	[3,4,5]	Herbst Gaming, Inc., Sr. Sub. Note, 7.00%, 11/15/2014	0
1,050,000	[1,2]	Indianapolis Downs LLC /Indiana Downs Capital Corp., Sr. Secd. Note, 11.00%, 11/1/2012	884,625
72,646	[1,2]	Indianapolis Downs LLC /Indiana Downs Capital Corp., Sub. PIK Note, 15.50%, 11/1/2013	22,974
950,000		Jacobs Entertainment, Inc., Sr. Note, 9.75%, 6/15/2014	876,375
150,000		MGM Mirage, Inc., Sr. Note, 5.875%, 2/27/2014	126,938
2,125,000		MGM Mirage, Inc., Sr. Note, 7.50%, 6/1/2016	1,774,375
400,000	[1,2]	MGM Mirage, Inc., Sr. Secd. Note, (Series 144A), 9.00%, 3/15/2020	422,000
100,000		MGM Mirage, Inc., Sr. Secd. Note, 10.375%, 5/15/2014	111,000
300,000		MGM Mirage, Inc., Sr. Secd. Note, 11.125%, 11/15/2017	342,000
225,000		MGM Mirage, Inc., Sr. Secd. Note, 13.00%, 11/15/2013	263,250
675,000	[1,2]	MGM Mirage, Inc., Sr. Unsecd. Note, (Series 144A), 11.375%, 3/1/2018	641,250
975,000		Peninsula Gaming, LLC, Company Guarantee, 10.75%, 8/15/2017	1,018,875
475,000		Peninsula Gaming, LLC, Sr. Secd. Note, 8.375%, 8/15/2015	496,375
1,000,000		Penn National Gaming, Inc., Sr. Sub., 8.75%, 8/15/2019	1,050,000
525,000	[1,2]	San Pasqual Casino Development Group, Inc., Sr. Note, 8.00%, 9/15/2013	511,875
1,125,000	[1,2]	Seminole Tribe of Florida, Bond, (Series 144A), 7.804%, 10/1/2020	1,037,070
900,000	[1,2]	Tunica-Biloxi Gaming Authority, Sr. Unsecd. Note, 9.00%, 11/15/2015	811,125
850,000	[1,2]	Wynn Las Vegas LLC, 1st Mtg. Bond, (Series 144A), 7.875%, 11/1/2017	873,375
525,000	[1,2]	Wynn Las Vegas LLC, 1st Mtg. Note, (Series 144A), 7.75%, 8/15/2020	534,844
625,000	[1,2]	Yonkers Racing Corp., Sr. Secd. Note, 11.375%, 7/15/2016	679,687
		TOTAL	17,625,544
		Health Care – 7.5%
800,000		Accellent, Inc., Sr. Sub., 10.50%, 12/1/2013	810,000
850,000		Alere, Inc., Company Guarantee, 9.00%, 5/15/2016	867,000
1,075,000		Alere, Inc., Sr. Note, 7.875%, 2/1/2016	1,080,375
1,100,000		Bausch & Lomb, Inc., Sr. Unsecd. Note, 9.875%, 11/1/2015	1,166,000
775,000		Bio Rad Laboratories, Inc., Sr. Sub., 8.00%, 9/15/2016	833,125
2,525,000		Biomet, Inc., Sr. Sub. Note, (Series WI), 11.625%, 10/15/2017	2,843,781
650,000		CRC Health Corp., Sr. Sub. Note, 10.75%, 2/1/2016	607,750
575,000	[1,2]	Fresenius Medical Care AG & Co. KGaA, Sr. Unsecd. Note, 9.00%, 7/15/2015	646,875
100,000		HCA, Inc., Sr. Note, 7.50%, 11/6/2033	91,000
5,242,000		HCA, Inc., Sr. Secd. 2nd Priority Note, 9.625%, 11/15/2016	5,674,465
525,000		HCA, Inc., Sr. Secd. Note, 7.875%, 2/15/2020	572,250
625,000		HCA, Inc., Sr. Secd. Note, 8.50%, 4/15/2019	693,750
875,000		HCA, Inc., Sr. Secd. Note, 9.25%, 11/15/2016	947,188
1,000,000		National Mentor Holdings, Inc., Sr. Sub. Note, 11.25%, 7/1/2014	995,000
850,000		Omnicare, Inc., Sr. Sub. Note, 6.875%, 12/15/2015	888,250
375,000		Omnicare, Inc., Sr. Sub., 7.75%, 6/1/2020	401,250
1,325,000		United Surgical Partners International, Inc., Company Guarantee, 9.25%, 5/1/2017	1,371,375
325,000		Universal Hospital Services, Inc., Floating Rate Note — Sr. Secured Note, 4.1335%, 6/1/2015	279,500

Principal Amount or Shares			Value
$1,075,000		Universal Hospital Services, Inc., Sr. Secd. Note, 8.50%, 6/1/2015	1,093,813
2,093,906		VWR Funding, Inc., Company Guarantee, 10.25%, 7/15/2015	2,172,427
1,850,000		Vanguard Health Holdings II, Company Guarantee, 8.00%, 2/1/2018	1,859,250
550,000		Ventas Realty LP, Sr. Note, 6.50%, 6/1/2016	566,229
850,000		Ventas Realty LP, Sr. Note, 6.50%, 6/1/2016	874,659
225,000		Ventas Realty LP, Sr. Note, 6.75%, 4/1/2017	232,087
1,878,000	[1,2]	Viant Holdings, Inc., Company Guarantee, 10.125%, 7/15/2017	2,253,600
		TOTAL	29,820,999
		Industrial - Other – 4.8%
850,000		ALH Finance LLC/ALH Finance Corp., Sr. Sub. Note, 8.50%, 1/15/2013	858,500
1,075,000	[1,2]	American Tire Distributors, Inc., Sr. Secd. Note, 9.75%, 6/1/2017	1,126,062
425,000	[1,2]	Amsted Industries, Inc., Sr. Note, (Series 144A), 8.125%, 3/15/2018	437,750
850,000	[1,2]	Aquilex Holdings, Sr. Note, (Series 144A), 11.125%, 12/15/2016	879,750
200,000	[1,2]	Baker & Taylor Acquisition Corp., Sr. Secd. Note, 11.50%, 7/1/2013	148,000
875,000		Baldor Electric Co., Sr. Note, 8.625%, 2/15/2017	931,875
450,000	[1,2]	Belden CDT, Inc., Company Guarantee, 9.25%, 6/15/2019	489,375
225,000		Belden CDT, Inc., Sr. Sub. Note, 7.00%, 3/15/2017	226,125
875,000	[1,2]	Cleaver-Brooks, Inc., Sr. Secd. Note, (Series 144A), 12.25%, 5/1/2016	868,437
275,000	[1,2]	ESCO Corp., Floating Rate Note — Sr. Note, 4.412%, 12/15/2013	253,344
750,000	[1,2]	ESCO Corp., Sr. Note, 8.625%, 12/15/2013	748,125
100,000		General Cable Corp., Floating Rate Note — Sr. Note, 2.908%, 4/1/2015	91,250
775,000		General Cable Corp., Sr. Note, 7.125%, 4/1/2017	784,688
250,000		Interline Brands, Inc., Sr. Sub. Note, 8.125%, 6/15/2014	257,500
1,050,000	[1,2]	International Wire Group, Sr. Secd. Note, (Series 144A), 9.75%, 4/15/2015	1,060,500
375,000	[1,2]	JohnsonDiversay, Inc., Sr. Unsecd. Note, (Series 144A), 8.25%, 11/15/2019	395,625
1,150,000	[1,2]	JohnsonDiversay, Inc., Sub. PIK Deb., (Series 144A), 10.50%, 5/15/2020	1,288,000
1,725,000	[1,2]	Knowledge Learning Corp., Sr. Sub. Note, 7.75%, 2/1/2015	1,647,375
975,000	[1,2]	Maxim Finance Corp., Sr. Secd. Note, (Series 144A), 12.25%, 4/15/2015	916,500
1,100,000		Mueller Water Products, Inc., Sr. Sub. Note, (Series WI), 7.375%, 6/1/2017	1,007,875
750,000	[1,2]	Reliance Intermediate Holdings LP, Sr. Unsecd. Note, 9.50%, 12/15/2019	783,750
1,250,000	[1,2]	Rexnord, Inc., Sr. Note, (Series 144A), 8.50%, 5/1/2018	1,268,750
675,000		SPX Corp., Sr. Unsecd. Note, 7.625%, 12/15/2014	710,438
750,000		Sensus Metering Systems, Inc., Sr. Sub. Note, 8.625%, 12/15/2013	749,063
825,000	[1,2]	The Hillman Group, Inc., Company Guarantee, (Series 144A), 10.875%, 6/1/2018	868,312
250,000	[1,2]	Thermon Industries, Inc., Sr. Secd. Note, (Series 144A), 9.50%, 5/1/2017	257,500
		TOTAL	19,054,469
		Lodging – 0.2%
625,000		Host Hotels & Resorts LP, Sr. Note, 6.875%, 11/1/2014	639,063
150,000		Host Marriott LP, Note, (Series Q), 6.75%, 6/1/2016	153,000
78,000		Host Marriott LP, Unsecd. Note, 7.125%, 11/1/2013	79,755
		TOTAL	871,818
		Media - Cable – 1.4%
625,000	[1,2]	Charter Communications Holdings II, Company Guarantee, (Series 144A), 7.875%, 4/30/2018	657,812
525,000		Charter Communications Holdings II, Sr. Note, 13.50%, 11/30/2016	626,062
175,000	[1,2]	Charter Communications Holdings II, Sr. Note, 8.125%, 4/30/2020	185,938
1,325,000		Echostar DBS Corp., Sr. Note, 6.625%, 10/1/2014	1,358,125
400,000	[1,2]	Insight Communication Co., Sr. Note, (Series 144A), 9.375%, 7/15/2018	425,000
775,000		Kabel Deutschland GMBH, Company Guarantee, 10.625%, 7/1/2014	810,844

Principal Amount or Shares			Value
$1,450,000		Virgin Media, Inc., Company Guarantee, (Series 1), 9.50%, 8/15/2016	1,638,500
		TOTAL	5,702,281
		Media - Non-Cable – 7.0%
96,636	[3,4]	Affinity Group Holding, Inc., Sr. Note, 10.875%, 2/15/2012	39,621
1,150,000		Affinity Group, Inc., Sr. Sub. Note, 9.00%, 2/15/2012	862,500
50,000		Belo (A.H.) Corp., Sr. Note, 8.00%, 11/15/2016	52,938
175,000	[1,2]	Clear Channel Outdoor Holdings, Inc., Sr. Note, (Series 144A-A), 9.25%, 12/15/2017	182,875
800,000	[1,2]	Clear Channel Outdoor Holdings, Inc., Sr. Note, (Series 144A-B), 9.25%, 12/15/2017	844,000
250,000	[1,2]	Entravision Communications Corp., 1st Priority Sr. Secd. Note, (Series 144A), 8.75%, 8/1/2017	253,750
725,000	[1,2]	FoxCo Acquisitions, LLC, Sr. Note, 13.375%, 7/15/2016	725,000
225,000	[3]	Idearc, Inc., Company Guarantee, 8.00%, 11/15/2016	1,688
325,000	[1,2]	Inmarsat Finance PLC, Company Guarantee, (Series 144A), 7.375%, 12/1/2017	334,750
2,700,000		Intelsat Jackson Ltd., Sr. Note, 11.25%, 6/15/2016	2,929,500
2,875,000		Intelsat Jackson Ltd., Sr. Unsecd. Note, 9.50%, 2/1/2015	3,004,375
1,350,000		Interpublic Group Cos., Inc., Sr. Unsecd. Note, 10.00%, 7/15/2017	1,572,750
375,000		Lamar Media Corp., Company Guarantee, 9.75%, 4/1/2014	420,000
875,000	[1,2]	Lamar Media Corp., Sr. Sub. Note, (Series 144A), 7.875%, 4/15/2018	907,812
425,000		Lamar Media Corp., Sr. Sub. Note, 6.625%, 8/15/2015	420,750
175,000		Lamar Media Corp., Sr. Unsecd. Note, (Series C), 6.625%, 8/15/2015	173,250
175,000	[1,2]	Lin TV Corp., Sr. Note, 8.375%, 4/15/2018	180,687
1,325,000	[1,2]	MDC Corporation Inc., Company Guarantee, (Series 144A), 11.00%, 11/1/2016	1,450,875
1,750,000	[1,2]	Medimedia USA, Inc., Sr. Sub. Note, 11.375%, 11/15/2014	1,592,500
615,605	[1,2]	Nexstar Broadcasting Group, Inc., Company Guarantee, 0.5/7.00%, 1/15/2014	538,654
225,000		Nexstar Broadcasting Group, Inc., Company Guarantee, 7.00%, 1/15/2014	209,250
625,000	[1,2]	Nexstar Broadcasting Group, Inc., Sr. Secd. Note, 8.875%, 4/15/2017	646,875
825,000		Nielsen Finance LLC/Nielsen Finance Co., Company Guarantee, 0/12.50%, 8/1/2016	808,500
800,000		Nielsen Finance LLC/Nielsen Finance Co., Sr. Note, 11.50%, 5/1/2016	902,000
675,000		Nielsen Finance LLC/Nielsen Finance Co., Sr. Note, 11.625%, 2/1/2014	761,062
1,125,000	[1,2]	QVC, Inc., Sr. Secd. Note, (Series 144A), 7.125%, 4/15/2017	1,158,750
950,000	[1,2]	QVC, Inc., Sr. Secd. Note, (Series 144A), 7.50%, 10/1/2019	983,250
100,000		Quebecor Media, Inc., Sr. Unsecd. Note, (Series WI), 7.75%, 3/15/2016	102,000
225,000		Quebecor Media, Inc., Sr. Unsecd. Note, (Series WI), 7.75%, 3/15/2016	229,500
975,000	[1,2]	Rainbow National Services LLC, Sr. Sub. Note, 10.375%, 9/1/2014	1,018,875
1,175,000	[1,2]	Sirius XM Radio Inc., Sr. Note, (Series 144A), 8.75%, 4/1/2015	1,216,125
1,300,000		Southern Graphics Systems, Inc., Sr. Sub. Note, (Series WI), 12.00%, 12/15/2013	1,339,000
657,051	[1,2]	Univision Television Group, Inc., Sr. Note, 9.75%, 3/15/2015	597,095
125,000	[1,2]	Univision Television Group, Inc., Sr. Secd. Note, 12.00%, 7/1/2014	137,813
900,000	[1,2]	XM Satellite Radio, Inc., Sr. Note, 13.00%, 8/1/2013	1,023,750
100,000	[1,2]	XM Satellite Radio, Inc., Sr. Secd. Note, 11.25%, 6/15/2013	109,250
		TOTAL	27,731,370
		Metals & Mining – 0.0%
100,000	[3,4]	Aleris International, Inc., Company Guarantee, 9.00%, 12/15/2014	290
75,000	[3,4]	Aleris International, Inc., Sr. Sub. Note, 10.00%, 12/15/2016	218
		TOTAL	508
		Packaging & Containers – 2.1%
325,000		Ball Corp., Sr. Note, 6.625%, 3/15/2018	336,375
200,000	[1,2]	Berry Plastics Corp., Sr. Secd. 2nd Priority Note, (Series 144A), 9.50%, 5/15/2018	189,000
1,700,000		Berry Plastics Corp., Sr. Secd. Note, 8.875%, 9/15/2014	1,704,250
550,000	[1,2]	Bway Holding Co., Sr. Note, (Series 144a), 10.00%, 6/15/2018	585,750

Principal Amount or Shares			Value
$1,175,000		Crown Americas, LLC, Sr. Note, 7.75%, 11/15/2015	1,239,625
400,000	[1,2]	Crown Americas, LLC, Sr. Unsecd. Note, 7.625%, 5/15/2017	426,000
725,000	[1,2]	Graham Packaging Co., Sr. Note, (Series 144A), 8.25%, 1/1/2017	728,625
575,000		Greif, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2019	595,125
650,000	[1,2]	Reynolds Group, Sr. Note, (Series 144A), 8.50%, 5/15/2018	671,125
1,550,000	[1,2]	Reynolds Group, Sr. Secd. Note, (Series 144A), 7.75%, 10/15/2016	1,627,500
		TOTAL	8,103,375
		Paper – 1.3%
1,500,000		Boise Cascade Corp., Company Guarantee, 9.00%, 11/1/2017	1,582,500
300,000		Cascades, Inc., Company Guarantee, (Series WI), 7.875%, 1/15/2020	312,750
200,000		Clearwater Paper Corp., Sr. Unsecd. Note, 10.625%, 6/15/2016	222,000
975,000		Graphic Packaging International Corp., Company Guarantee, 9.50%, 6/15/2017	1,048,125
550,000		Graphic Packaging International Corp., Sr. Sub. Note, 9.50%, 8/15/2013	562,375
350,000		NewPage Corp., Sr. Secd. Note, 11.375%, 12/31/2014	325,938
625,000		Rock-Tenn Co., Company Guarantee, 9.25%, 3/15/2016	682,031
500,000	[1,2]	Sappi Paper Holding AG, Sr. Secd. Note, 12.00%, 8/1/2014	563,401
		TOTAL	5,299,120
		Restaurants – 0.7%
1,675,000		NPC International, Inc., Company Guarantee, 9.50%, 5/1/2014	1,700,125
1,225,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Sr. Secd. Note, 3.037%, 3/15/2014	1,074,938
		TOTAL	2,775,063
		Retailers – 4.0%
1,375,000		Dollar General Corp., Company Guarantee, 11.875%, 7/15/2017	1,598,437
1,475,000	[1,2]	Express, LLC, Sr. Note, 8.75%, 3/1/2018	1,541,375
1,200,000		General Nutrition Center, Company Guarantee, 5.75%, 3/15/2014	1,158,000
400,000		General Nutrition Center, Sr. Sub. Note, 10.75%, 3/15/2015	408,000
300,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 7.40%, 4/1/2037	304,500
725,000		Limited Brands, Inc., Company Guarantee, 8.50%, 6/15/2019	810,188
125,000		Macy's Retail Holdings, Inc., Company Guarantee, 6.65%, 7/15/2024	123,906
100,000		Macy's Retail Holdings, Inc., Company Guarantee, 6.90%, 1/15/2032	95,000
250,000		Macy's Retail Holdings, Inc., Company Guarantee, 6.90%, 4/1/2029	248,125
200,000		Macy's Retail Holdings, Inc., Company Guarantee, 7.00%, 2/15/2028	197,000
175,000		NBC Acquisition Corp., Sr. Disc. Note, 11.00%, 3/15/2013	161,438
800,000		Nebraska Book Co., Inc., Sr. Secd. Note, 10.00%, 12/1/2011	816,000
925,000		Nebraska Book Co., Inc., Sr. Sub. Note, 8.625%, 3/15/2012	899,563
1,775,000		Sally Beauty Holdings, Inc., 10.50%, 11/15/2016	1,943,625
250,000	[1,2]	Susser Holdings Corp., Sr. Note, (Series 144A), 8.50%, 5/15/2016	260,000
800,000		The Yankee Candle Co., Inc., Sr. Note, 8.50%, 2/15/2015	828,000
1,125,000		The Yankee Candle Co., Inc., Sr. Sub. Note, 9.75%, 2/15/2017	1,175,625
1,475,000		Toys 'R' Us, Inc., Company Guarantee, (Series WI), 10.75%, 7/15/2017	1,672,281
1,475,000		United Auto Group, Inc., Sr. Sub. Note, 7.75%, 12/15/2016	1,427,062
		TOTAL	15,668,125
		Services – 2.6%
575,000	[1,2]	Bankrate, Inc., Company Guarantee, (Series 144A), 11.75%, 7/15/2015	593,688
925,000		Ceridian Corp., Sr. Unsecd. Note, 11.25%, 11/15/2015	881,063
1,300,000	[1,2]	Garda World Security Corp., Sr. Unsecd. Note, (Series 144A), 9.75%, 3/15/2017	1,378,000
25,000		KAR Holdings, Inc., Company Guarantee, 10.00%, 5/1/2015	26,125
1,575,000		KAR Holdings, Inc., Company Guarantee, 8.75%, 5/1/2014	1,638,000
1,775,000	[1,2]	SITEL Corp., Sr. Unsecd. Note, (Series 144A), 11.50%, 4/1/2018	1,428,875

Principal Amount or Shares			Value
$800,000	[1,2]	Trans Union LLC, Company Guarantee, 11.375%, 6/15/2018	862,000
2,125,000		West Corp., Company Guarantee, 11.00%, 10/15/2016	2,257,812
1,300,000		West Corp., Sr. Note, 9.50%, 10/15/2014	1,335,750
		TOTAL	10,401,313
		Technology – 5.5%
1,150,000		Activant Solutions, Inc., Sr. Sub. Note, 9.50%, 5/1/2016	1,121,250
200,000	[1,2]	Advanced Micro Devices, Inc., Sr. Note, (Series 144A), 7.75%, 8/1/2020	203,000
1,000,000		Advanced Micro Devices, Inc., Sr. Unsecd. Note, 8.125%, 12/15/2017	1,055,000
1,275,000	[1,2]	Aspect Software, Inc., Sr. Note, (Series 144A), 10.625%, 5/15/2017	1,310,062
1,250,000	[1,2]	Compucom System, Inc., Sr. Sub. Note, 12.50%, 10/1/2015	1,335,937
200,000	[1,2]	Fidelity National Information Services, Inc., Company Guarantee, (Series 144A), 7.625%, 7/15/2017	209,000
150,000	[1,2]	Fidelity National Information Services, Inc., Company Guarantee, (Series 144A), 7.875%, 7/15/2020	157,500
300,000		First Data Corp., Company Guarantee, 9.875%, 9/24/2015	243,000
625,555		Freescale Semiconductor, Inc., Company Guarantee, 9.125%, 12/15/2014	594,277
325,000		Freescale Semiconductor, Inc., Sr. Note, 8.875%, 12/15/2014	315,250
1,000,000	[1,2]	Freescale Semiconductor, Inc., Sr. Secd. Note, (Series 144A), 9.25%, 4/15/2018	1,037,500
1,400,000	[1,2]	GXS WORLDWIDE INC., Sr. Secd. Note, (Series 144A), 9.75%, 6/15/2015	1,351,000
950,000	[1,2]	Interactive Data Corp., Sr. Note, (Series 144A), 10.25%, 8/1/2018	988,000
750,000	[1,2]	Kemet Corp., Sr. Note, (Series 144A), 10.50%, 5/1/2018	768,750
875,000	[1,2]	MagnaChip Semiconductor S.A., Sr. Note, (Series 144A), 10.50%, 4/15/2018	914,375
100,000	[1,2]	NXP BV/NXP Funding LLC, Sr. Secd. Note, (Series 144A), 9.75%, 8/1/2018	105,750
1,050,000		SERENA Software, Inc., Sr. Sub. Note, 10.375%, 3/15/2016	1,034,250
357,000		SS&C Technologies, Inc., Sr. Sub. Note, 11.75%, 12/1/2013	377,081
1,075,000	[1,2]	SSI Investments II Ltd., Sr. Note, (Series 144A), 11.125%, 6/1/2018	1,135,469
300,000		Seagate Technology HDD Holdings, Sr. Note, 6.80%, 10/1/2016	305,250
425,000	[1,2]	Seagate Technology HDD Holdings, Sr. Unsecd. Note, (Series 144A), 6.875%, 5/1/2020	422,875
49,000		Smart Modular Technologies, Inc., Sr. Secd. Note, 6.033%, 4/1/2012	46,795
1,300,000		Stream Global Services, Inc., Sr. Secd. Note, 11.25%, 10/1/2014	1,313,000
1,900,000		SunGard Data Systems, Inc., Company Guarantee, 10.625%, 5/15/2015	2,113,750
125,000		SunGard Data Systems, Inc., Sr. Note, (Series WI), 9.125%, 8/15/2013	128,438
925,000		SunGard Data Systems, Inc., Sr. Sub. Note, (Series WI), 10.25%, 8/15/2015	975,875
1,175,000		Terremark Worldwide, Inc., Sr. Secd. Note, (Series WI), 12.00%, 6/15/2017	1,345,375
175,000		Unisys Corp., Sr. Unsecd. Note, 12.50%, 1/15/2016	192,063
775,000	[1,2]	Viasystems, Inc., Sr. Secd. Note, (Series 144A), 12.00%, 1/15/2015	847,656
		TOTAL	21,947,528
		Transportation – 0.9%
875,000	[1,2]	Avis Budget Group, Inc., Sr. Note, (Series 144A), 9.625%, 3/15/2018	916,562
600,000	[1,2]	CEVA Group PLC, Sr. Secd. Note, (Series 144A), 11.625%, 10/1/2016	643,500
775,000		Hertz Corp., Sr. Note, 8.875%, 1/1/2014	802,125
550,000		Hertz Corp., Sr. Sub. Note, 10.50%, 1/1/2016	587,125
175,000		Kansas City Southern Railway Company, 8.00%, 6/1/2015	187,469
250,000		Teekay Shipping Corp., Sr. Note, 8.50%, 1/15/2020	263,750
		TOTAL	3,400,531
		Utility - Electric – 0.9%
350,000		Dynegy Holdings, Inc., Sr. Note, 7.75%, 6/1/2019	246,750
375,000		Edison Mission Energy, Sr. Note, 7.75%, 6/15/2016	269,063
425,000		Edison Mission Energy, Sr. Unsecd. Note, 7.00%, 5/15/2017	291,125
423,326	[1,2]	FPL Energy National Wind, Note, 6.125%, 3/25/2019	417,412
200,000		NRG Energy, Inc., Sr. Note, 7.25%, 2/1/2014	205,500

Principal Amount or Shares			Value
$150,000		NRG Energy, Inc., Sr. Note, 7.375%, 1/15/2017	152,250
1,175,000		NRG Energy, Inc., Sr. Note, 7.375%, 2/1/2016	1,201,437
300,000		Sierra Pacific Resources, Sr. Note, (Series WI), 6.75%, 8/15/2017	306,362
850,000		Texas Competitive Electric Holdings Co. LLC, Company Guarantee, (Series WI), 10.25%, 11/1/2015	573,750
75,000		Texas Competitive Electric Holdings Co. LLC, Company Guarantee, (Series WI-B), 10.25%, 11/1/2015	50,625
		TOTAL	3,714,274
		Utility - Natural Gas – 2.6%
300,000		AmeriGas Partners LP, Sr. Note, 7.125%, 5/20/2016	312,000
350,000		AmeriGas Partners LP, Sr. Unsecd. Note, 7.25%, 5/20/2015	363,125
1,775,000		Crosstex Energy, Inc., Company Guarantee, 8.875%, 2/15/2018	1,863,750
1,225,000		Holly Energy Partners LP, Sr. Note, 6.25%, 3/1/2015	1,194,375
150,000		Inergy LP, Company Guarantee, 8.25%, 3/1/2016	158,250
725,000		Inergy LP, Company Guarantee, 8.75%, 3/1/2015	773,938
450,000		Inergy LP, Sr. Note, 6.875%, 12/15/2014	454,500
1,100,000		MarkWest Energy Partners LP, Company Guarantee, 6.875%, 11/1/2014	1,108,250
625,000		MarkWest Energy Partners LP, Sr. Note, (Series B), 8.75%, 4/15/2018	675,781
1,650,000	[1,2]	Niska Gas Storage US, LLC, Sr. Unsecd. Note, (Series 144A), 8.875%, 3/15/2018	1,740,750
506,000		Regency Energy Partners LP, Sr. Unsecd. Note, 8.375%, 12/15/2013	532,565
300,000	[1,2]	Regency Energy Partners LP, Sr. Unsecd. Note, 9.375%, 6/1/2016	328,500
200,000		Southern Star Central Corp., Sr. Note, 6.75%, 3/1/2016	199,750
600,000		Suburban Propane Partners LP, Sr. Note, 7.375%, 3/15/2020	627,000
		TOTAL	10,332,534
		Wireless Communications – 3.2%
375,000	[1]	Digicel Ltd., Sr. Note, (Series 144A), 8.25%, 9/1/2017	385,312
650,000	[1]	Digicel Ltd., Sr. Note, 10.50%, 4/15/2018	698,750
1,225,000	[1]	Digicel Ltd., Sr. Note, 12.00%, 4/1/2014	1,396,500
875,000	[1]	Digicel Ltd., Sr. Note, 8.875%, 1/15/2015	893,594
200,753	[1]	Digicel Ltd., Sr. Note, 9.125%, 1/15/2015	203,764
1,525,000		MetroPCS Wireless, Inc., Sr. Note, 9.25%, 11/1/2014	1,601,250
350,000		MetroPCS Wireless, Inc., Sr. Unsecd. Note, 9.25%, 11/1/2014	367,500
2,325,000		Nextel Communications, Inc., Sr. Note, (Series D), 7.375%, 8/1/2015	2,313,375
550,000		SBA Communications, Corp., Company Guarantee, 8.00%, 8/15/2016	594,000
175,000		SBA Communications, Corp., Company Guarantee, 8.25%, 8/15/2019	192,500
3,050,000		Sprint Capital Corp., Company Guarantee, 6.90%, 5/1/2019	2,924,187
500,000		Sprint Nextel Corp., Sr. Unsecd. Note, 8.375%, 8/15/2017	525,000
600,000		Sprint Nextel Corp., Unsecd. Note, 6.00%, 12/1/2016	568,500
		TOTAL	12,664,232
		Wireline Communications – 0.0%
175,000	[1,2]	TW Telecom, Inc., Sr. Note, (Series 144A), 8.00%, 3/1/2018	183,094
		TOTAL CORPORATE BONDS (IDENTIFIED COST $275,815,824)	296,651,698
		COMMON STOCK – 0.0%
		Media - Non-Cable – 0.0%
7,626	[3]	Dex One Corp. (IDENTIFIED COST $620,519)	138,183
		PREFERRED STOCK – 0.1%
319	[1,2]	Ally Financial, Inc., Pfd., (Series 144A), Annual Dividend 7.00% (IDENTIFIED COST $91,185)	261,989
		MUTUAL FUNDS – 23.8%;6
2,644,804	[7]	Federated Prime Value Obligations Fund, Institutional Shares, 0.30%	2,644,804

Principal Amount or Shares		Value
14,254,060	High Yield Bond Portfolio	91,653,610
	TOTAL MUTUAL FUND (IDENTIFIED COST $71,142,367)	94,298,414
	TOTAL INVESTMENTS — 98.9% (IDENTIFIED COST $347,669,895)[8]	391,350,284
	OTHER ASSETS AND LIABILITIES - NET — 1.1%[9]	4,460,059
	TOTAL NET ASSETS — 100%	$395,810,343
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2010, these restricted securities amounted to $105,643,029, which represented 26.7% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2010, these liquid restricted securities amounted to $101,785,109, which represented 25.7% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at July 31, 2010, is as follows:
Security	Acquisition Date	Acquisition Cost	Market Value
Chemtura Corp., Sr. Note, 6.875%, 6/1/2016	4/19/2006 - 5/1/2008	$235,820	$280,000
Digicel Ltd., Sr. Note, 8.875%, 1/15/2015	4/14/2008 - 5/1/2009	$634,750	$893,594
Digicel Ltd., Sr. Note, 9.125%, 1/15/2015	2/22/2007 - 5/2/2008	$188,874	$203,764
Digicel Ltd., Sr. Note, 10.50%, 4/15/2018	3/16/2010 - 3/30/2010	$668,063	$698,750
Digicel Ltd., Sr. Note, 12.00%, 4/1/2014	3/6/2009 - 1/5/2010	$1,268,729	$1,396,500
Digicel Ltd., Sr. Note, (Series 144A), 8.25%, 9/1/2017	11/23/2009 - 2/18/2010	$367,688	$385,312
Hard Rock Park Operations LLC, Sr. Secd. Note, 1.00%, 4/1/2012	3/23/2006 - 1/2/2008	$140,362	$ —
3	Non-income producing security.
4	Issuer in default.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
6	Affiliated companies.
7	7-Day net yield.
8	At July 31, 2010, the cost of investments for federal tax purposes was $345,387,988. The net unrealized appreciation of investments for federal tax purposes was $45,962,296. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $48,756,947and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,794,651.
9	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2010.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts.
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2010, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$ —	$296,651,698	$ —	$296,651,698
Equity Securities:
Common Stock
Domestic	138,183	—	—	138,183
Preferred Stock
Domestic	—	261,989	—	261,989
Mutual Funds	94,298,414	—	—	94,298,414
TOTAL SECURITIES	$94,436,597	$296,913,687	$ —	$391,350,284

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
Investments in Corporate Bonds
Balance as of November 1, 2009	$637,070
Change in unrealized appreciation (depreciation)	(80,985)
Net Purchases (Sales)	(637,290)
Realized gain (loss)	71,471
Transfer in and/or out of Level 3	9,734
Balance as of July 31, 2010	—
The total change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2010.	$(9,734)

The following acronym is used throughout this portfolio:

PIK	— Payment in Kind

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Institutional Trust

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	September 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	September 21, 2010

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	September 21, 2010